Fair Value Measurements and Financial Instruments - Notional Amounts of Outstanding Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Interest rate swaps
Derivative [Line Items]
Notional Amount	$ 17,004	$ 19,813
Cross currency swaps
Derivative [Line Items]
Notional Amount	23,070	16,638
Forward starting interest rate swaps
Derivative [Line Items]
Notional Amount	3,000	4,000
Interest rate caps
Derivative [Line Items]
Notional Amount	679	2,218
Foreign exchange forwards
Derivative [Line Items]
Notional Amount	$ 1,130	$ 600